CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (816,547)	$ (128,135)	¥ (470,618)	¥ (704,888)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	373,745	58,650	360,781	234,672
Noncash lease expenses	40,156	6,301
Loss on the disposal of property and equipment	73	11	2,654	201
Provision for allowance for credit losses	2,090	328	12,700	7,559
Provision for inventories	2,595	407
Share of loss in equity method investments	6,563	1,030	7,526	2,199
Loss on disposal of investment	110	17
Impairment loss of investments measured at measurement alternatives	16,500	2,589	3,500	4,714
Impairment loss of property and equipment			6,449
Fair value change of investments	11,627	1,825
Share-based compensation	454,552	71,330
Loss on the disposal of business or subsidiary	585	92		9,259
Foreign exchange (gains) losses	16,607	2,604	34,740	(9,765)
Changes in operating assets and liabilities:
Inventories	(304,377)	(47,763)	(111,437)	9,924
Prepayments and other receivables, net	(514,815)	(80,786)	(123,535)	(56,078)
Amount due from related parties, net	(132,797)	(20,839)	(69,963)	(84,356)
Funds receivable from third party payment service providers	(280,832)	(44,069)	(45,842)	32,198
Other non-current assets	215	34	1,119	(2,440)
Accounts payable	14,110	2,214	(8,538)	(6,974)
Contract liabilities	178,079	27,944
Accrued expenses and other current liabilities	43,297	6,794	63,345	64,119
Accrued payroll and welfare	(9,613)	(1,508)	(457)	58,916
Amount due to related parties	27,729	4,351	(27,972)	60,066
Operating lease liabilities	(3,751)	(589)
Deferred tax liabilities	(143,863)	(22,575)	(47,320)	(30,120)
Net cash used in operating activities	(1,017,962)	(159,743)	(412,868)	(410,794)
Cash flows from investing activities:
Purchase of property and equipment	(73,920)	(11,600)	(37,839)	(103,314)
Proceeds from disposal of property and equipment	2,896	454	12,733	8,584
Purchases of short-term investments	(787,217)	(123,532)	(99,776)	(120,895)
Purchases of long-term investments	(215,472)	(33,812)	(20,000)	(22,292)
Proceeds from maturity of short-term investments	373,696	58,641	125,573
Payment for business acquisition, net of cash acquired				(5,811)
Collection of loan repayment from related parties	200,015	31,387	178,666	103,379
Loans to related parties	(166,400)	(26,112)	(140,732)	(164,000)
Loans to one third party	(37,000)	(5,806)
Collection of loan repayments from one third party	33,000	5,178
Cash (used in) provided by investing activities	(670,402)	(105,202)	18,625	(304,349)
Cash flows from financing activities:
Proceeds from short-term borrowings	253,700	39,811	764,143	376,383
Repayment for short-term borrowings	(560,972)	(88,029)	(595,094)	(348,383)
Repayment of related party loan			(223)	(27)
Proceeds from long-term borrowings			65,200
Repayment for convertibles bonds				(40,000)
Prepaid subscription for convertible redeemable preferred shares			150,000
Prepaid subscription for convertible redeemable preferred shares from a related party			35,000
Proceeds from issuance of convertible redeemable preferred shares	1,138,232	178,615	512,715	469,636
Payment for convertible redeemable preferred shares issuance costs	(30,203)	(4,740)	(1,779)	(1,858)
Proceeds from IPO, net of issuance cost of RMB46,931	1,488,866	233,635
Cash provided by financing activities	2,289,623	359,292	929,962	455,751
Effect of foreign exchange rate changes on cash and cash equivalents	(12,993)	(2,035)	(28,426)	4,515
Net (decrease) increase in cash, cash equivalents and restricted cash	588,266	92,312	507,293	(254,877)
Cash, cash equivalent and restricted cash at the beginning of the year	918,376	144,113	411,083	665,960
Cash, cash equivalent and restricted cash at the end of the year	1,506,642	236,425	918,376	411,083
Cash and cash equivalents	1,356,342	212,840	918,076	410,783
Restricted cash and others included in the prepayments and other receivables, net	150,300	23,585	300	300
Supplemental cash flow disclosures of operations:
Interest expenses paid	16,778	2,633	21,090	12,397
Cash paid for amounts included in the measurement of operating lease liabilities	37,119	5,825
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	72,913	11,442
Supplemental disclosure of non-cash investing and financing activities:
Accretion of convertible redeemable preferred shares	508,627	79,815	1,304,498	877,999
Issuance of convertible redeemable preferred shares in connection with Paipai acquisition from JD (Note 3)				3,242,245
Exercise of warrant	10,345	1,623
Payable for preferred shares issuance costs	(5,220)	(819)	¥ (15,618)
Receivable from disposal of property and equipment				¥ 15,562
Payable for purchase of property and equipment	(3,258)	(511)
Receivable from long-term investments	¥ 22,315	$ 3,502